Interim Condensed Consolidated Balance Sheets (Unaudited) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	¥ 149,194	¥ 117,472
Short-term investments	18,007	35,423
Accounts receivable, net	942,717	982,479
Prepayments and other current assets	45,538	45,436
Total current assets	1,155,456	1,180,810
Non-current assets:
Restricted cash	26,476	5,000
Property, equipment and leasehold improvement, net	1,130	1,368
Intangible assets, net	4,900	5,950
Right-of-use assets	8,103	5,653
Goodwill	84,609	84,609
Other non-current assets	4,148	4,530
Total non-current assets	129,366	107,110
TOTAL ASSETS	1,284,822	1,287,920
Current liabilities
Accounts payable	683,965	725,815
Short-term borrowings	71,900	30,000
Contract liabilities	1,692	1,781
Salary and welfare benefits payable	82,949	80,377
Tax payable	15,317	12,011
Accrued expenses and other current liabilities	22,014	25,248
Short-term lease liabilities	5,583	3,037
Total current liabilities	883,420	878,269
Non-current liabilities
Deferred tax liabilities	1,225	1,488
Long-term lease liabilities	2,051	2,137
Long-term borrowings	5,000
Amounts due to related party	48,316	45,811
Deferred revenue	1,432	1,432
Warrant	1,910	3,032
Total non-current liabilities	59,934	53,900
TOTAL LIABILITIES	943,354	932,169
Commitments and contingencies (Note 17)
SHAREHOLDERS’ EQUITY :
Ordinary shares (US$ 0.00001 par value, 5,000,000,000 and 5,000,000,000 shares (4,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares) authorized as of December 31, 2024 and June 30, 2025, respectively; 80,321,873 and 83,643,115 shares (65,046,611 Class A ordinary shares and 18,596,504 Class B ordinary shares) issued and outstanding as of December 31, 2024 and June 30, 2025, respectively)	6	6
Treasury stock	(1,025)	(1,025)
Additional paid-in capital	2,538,781	2,525,741
Accumulated deficit	(2,200,625)	(2,175,057)
Accumulated other comprehensive income	4,331	6,086
TOTAL SHAREHOLDERS’ EQUITY:	341,468	355,751
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,284,822	1,287,920
Related Party [Member]
Non-current liabilities
Amounts due to related party	¥ 48,316	¥ 45,811